FRANKLIN ETF TRUST

Statement of Investments, December 31, 2021 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

	Principal Amount	Value

U.S. Government and Agency Securities 32.7%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$21,053	$21,308
Export-Import Bank of the U.S.,
senior secured note, 1.90%, 7/12/24	1,497,922	1,515,877
secured note, 2.628%, 11/12/26	1,362,467	1,409,420
Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,257,156
[a]KE Export Leasing LLC, 2013-A, secured note, FRN, 0.406%, (3-Month USD LIBOR + 0.23%), 2/28/25	573,203	572,630
MSN 41079 and 41084 Ltd., 1.631%, 12/14/24	1,354,131	1,367,423
Petroleos Mexicanos, 2.378%, 4/15/25	490,000	501,373
Reliance Industries Ltd.,
2.512%, 1/15/26	843,750	866,909
senior secured note, 2.06%, 1/15/26	1,125,000	1,145,791
Tayarra Ltd., 3.628%, 2/15/22	24,175	24,256
U.S. International Development Finance Corp.,
2.12%, 3/20/24	916,667	929,147
4.01%, 5/15/30	1,440,000	1,600,074
U.S. Treasury Note,
0.125%, 12/31/22	8,000,000	7,975,705
0.125%, 4/30/23	2,500,000	2,486,914
0.125%, 5/15/23	11,000,000	10,938,769
0.125%, 5/31/23	5,000,000	4,969,727
0.125%, 7/15/23	2,500,000	2,482,227
0.125%, 8/15/23	5,000,000	4,959,766
0.125%, 9/15/23	3,000,000	2,972,813
0.25%, 4/15/23	6,000,000	5,980,547
0.25%, 6/15/23	6,000,000	5,972,812
0.25%, 11/15/23	5,000,000	4,959,375
0.25%, 3/15/24	5,500,000	5,434,902
0.25%, 5/15/24	5,000,000	4,932,422
0.25%, 6/15/24	5,000,000	4,926,953
0.375%, 4/15/24	5,000,000	4,950,391
0.50%, 3/15/23	5,500,000	5,502,793
1.25%, 7/31/23	3,400,000	3,434,398
1.25%, 8/31/24	8,000,000	8,074,375
1.50%, 3/31/23	7,500,000	7,592,578
1.50%, 9/30/24	8,000,000	8,127,188
1.625%, 4/30/23	3,400,000	3,449,406
1.625%, 10/31/23	3,000,000	3,050,742
1.75%, 6/30/24	5,300,000	5,416,145
Ulani MSN 37894, senior bond, 2.184%, 12/20/24	1,043,479	1,063,230

Total U.S. Government and Agency Securities (Cost $131,662,532)		130,865,542

Mortgage-Backed Securities 73.6%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 30.5%
FHLMC, 0.25%, (SOFR +/- MBS Margin), 12/25/30	1,933,741	1,935,382
FHLMC, 0.25%, (SOFR +/- MBS Margin), 1/25/31	4,301,586	4,294,567
FHLMC, 0.25%, (SOFR +/- MBS Margin), 1/25/31	4,388,825	4,381,696
FHLMC, 0.26%, (SOFR +/- MBS Margin), 12/25/28	3,000,000	3,002,053
FHLMC, 0.264%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30	1,000,000	1,001,100
FHLMC, 0.28%, (SOFR +/- MBS Margin), 5/25/28	4,999,748	5,003,149

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 0.28%, (SOFR +/- MBS Margin), 4/25/31	$2,500,000	$2,494,349
FHLMC, 0.284%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	270,235	269,632
FHLMC, 0.29%, (SOFR +/- MBS Margin), 1/25/31	5,000,000	5,002,939
FHLMC, 0.304%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	687,682	688,303
FHLMC, 0.314%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	588,740	589,752
FHLMC, 0.324%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	351,249	351,806
FHLMC, 0.334%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	541,098	541,757
FHLMC, 0.344%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	337,797	338,476
FHLMC, 0.354%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30	3,998,871	3,997,194
FHLMC, 0.354%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30	2,667,411	2,671,733
FHLMC, 0.384%, (1-Month USD LIBOR +/- MBS Margin), 8/25/27	2,395,580	2,400,790
FHLMC, 0.384%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	678,548	681,791
FHLMC, 0.394%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	93,698	94,012
FHLMC, 0.394%, (1-Month USD LIBOR +/- MBS Margin), 7/25/30	3,596,682	3,603,606
FHLMC, 0.394%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	1,895,921	1,900,916
FHLMC, 0.394%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30	1,358,834	1,363,290
FHLMC, 0.41%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48	933,096	937,536
FHLMC, 0.414%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	2,308,655	2,315,125
FHLMC, 0.424%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	394,492	395,343
FHLMC, 0.424%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	1,392,929	1,395,834
FHLMC, 0.434%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	642,604	643,491
FHLMC, 0.434%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	505,624	507,876
FHLMC, 0.444%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	471,262	471,727
FHLMC, 0.444%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	4,716,024	4,732,242
FHLMC, 0.454%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	2,755,090	2,761,945
FHLMC, 0.454%, (1-Month USD LIBOR +/- MBS Margin), 6/25/27	1,540,156	1,546,452
FHLMC, 0.454%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	1,430,702	1,433,760
FHLMC, 0.464%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	2,262,842	2,265,632
FHLMC, 0.464%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	108,560	108,743
FHLMC, 0.464%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	1,314,091	1,318,880
FHLMC, 0.474%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	62,965	62,920
FHLMC, 0.494%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	636,914	638,080
FHLMC, 0.51%, (1-Month USD LIBOR +/- MBS Margin), 12/15/39	729,834	731,086
FHLMC, 0.514%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	320,301	320,907
FHLMC, 0.534%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26	1,953,314	1,961,447
FHLMC, 0.534%, (1-Month USD LIBOR +/- MBS Margin), 5/25/29	1,809,585	1,821,607
FHLMC, 0.534%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	3,526,901	3,548,306
FHLMC, 0.56%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	1,501,148	1,521,497
FHLMC, 0.564%, (1-Month USD LIBOR +/- MBS Margin), 5/25/30	1,851,594	1,862,776
FHLMC, 0.574%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	1,878,505	1,888,718
FHLMC, 0.584%, (1-Month USD LIBOR +/- MBS Margin), 2/25/26	2,355,874	2,366,248
FHLMC, 0.584%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26	1,696,012	1,703,140
FHLMC, 0.594%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	820,178	824,729
FHLMC, 0.594%, (1-Month USD LIBOR +/- MBS Margin), 10/25/26	2,698,821	2,714,421
FHLMC, 0.604%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	2,779,318	2,794,459
FHLMC, 0.604%, (1-Month USD LIBOR +/- MBS Margin), 12/25/29	4,651,000	4,711,743
FHLMC, 0.614%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29	1,729,731	1,746,293
FHLMC, 0.614%, (1-Month USD LIBOR +/- MBS Margin), 8/25/29	1,526,435	1,538,082
FHLMC, 0.614%, (1-Month USD LIBOR +/- MBS Margin), 9/25/29	1,130,384	1,139,983
FHLMC, 0.624%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	2,579,769	2,598,687
FHLMC, 0.634%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	2,740,648	2,756,486
FHLMC, 0.634%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29	1,115,766	1,123,074
FHLMC, 0.654%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	1,561,051	1,571,043

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 0.794%, (1-Month USD LIBOR +/- MBS Margin), 2/25/27	$1,428,292	$1,442,766
FHLMC, 0.894%, (1-Month USD LIBOR +/- MBS Margin), 3/25/30	1,885,737	1,909,118
FHLMC, 1.717%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	121,280	126,104
FHLMC, 1.74%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	120,525	125,613
FHLMC, 1.775%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	22,717	22,819
FHLMC, 1.84%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	1,568	1,574
FHLMC, 1.875%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	1,185	1,244
FHLMC, 1.878%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	33,623	33,947
FHLMC, 1.887%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	8,605	9,028
FHLMC, 1.888%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	9,029	9,106
FHLMC, 1.895%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	64,009	67,072
FHLMC, 1.928%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	129,744	136,019
FHLMC, 1.93%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	42,578	44,790
FHLMC, 1.97%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	45,731	47,313
FHLMC, 1.975%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	33,420	33,518
FHLMC, 1.983%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	31,990	33,820
FHLMC, 1.988%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	19,761	20,766
FHLMC, 2.002%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	8,284	8,728
FHLMC, 2.002%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	63,842	66,999
FHLMC, 2.006%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	10,264	10,812
FHLMC, 2.01%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	215	215
FHLMC, 2.011%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	2,481	2,504
FHLMC, 2.023%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	5,800	6,002
FHLMC, 2.055%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	1,817	1,879
FHLMC, 2.058%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	447,426	470,527
FHLMC, 2.062%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	189,170	199,023
FHLMC, 2.069%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	5,706	5,778
FHLMC, 2.07%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	1,932	1,936
FHLMC, 2.072%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	493,720	520,813
FHLMC, 2.089%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43	1,378,242	1,450,223
FHLMC, 2.109%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	14,096	14,191
FHLMC, 2.111%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	1,269	1,310
FHLMC, 2.114%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	33,257	35,170
FHLMC, 2.116%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	6,398	6,748
FHLMC, 2.12%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	33,936	35,716
FHLMC, 2.125%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	176,772	184,584
FHLMC, 2.13%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	218,824	230,470
FHLMC, 2.132%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	100,793	101,579
FHLMC, 2.139%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	5,044	5,246
FHLMC, 2.16%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	332,824	350,758
FHLMC, 2.181%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	23,698	24,026
FHLMC, 2.206%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	7,360	7,664
FHLMC, 2.231%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	12,087	12,306
FHLMC, 2.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	112,128	119,860
FHLMC, 2.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	6,647	6,689
FHLMC, 2.261%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	31,889	34,208
FHLMC, 2.289%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	1,584	1,596
FHLMC, 2.289%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	8,724	9,303
FHLMC, 2.295%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	244	244
FHLMC, 2.31%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	1,107	1,109
FHLMC, 2.336%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	287,966	305,916
FHLMC, 2.338%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	4,480	4,699
FHLMC, 2.34%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	89,462	95,360

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.343%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	$12,800	$13,527
FHLMC, 2.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	70,275	74,486
FHLMC, 2.345%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	1,294,042	1,375,698
FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	102,914	109,065
FHLMC, 2.353%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	11,138	11,884
FHLMC, 2.359%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	73,501	73,821
FHLMC, 2.359%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	604,569	641,519
FHLMC, 2.37%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	10,276	10,948
FHLMC, 2.37%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	65,922	66,091
FHLMC, 2.373%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	22,226	23,088
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	1,016	1,017
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	15,400	15,594
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	12,978	13,730
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	39,029	41,437
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	29,155	30,954
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	20,387	21,691
FHLMC, 2.376%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	33,782	36,013
FHLMC, 2.386%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	27	27
FHLMC, 2.405%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	952,849	1,013,367
FHLMC, 2.423%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	147,763	148,525
FHLMC, 2.426%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	10,139	10,762
FHLMC, 2.454%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	490	493
FHLMC, 2.46%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	25,991	26,167
FHLMC, 2.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	31,682	32,611
FHLMC, 2.587%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	192,649	205,828
FHLMC, 2.629%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	36,242	37,896
FHLMC, 2.845%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	4,259	4,292
FHLMC, 2.905%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	4,722	4,782
FHLMC, 5.467%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	516	516

		121,833,248

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.2%
FHLMC, 0.75%, 5/25/44	2,192,656	2,121,053
FHLMC, 0.799%, 5/25/30	2,474,413	2,378,676
FHLMC, 0.826%, 2/25/31	928,124	885,699
FHLMC, 1.054%, 8/25/26	1,972,710	1,964,659
FHLMC, 2.00%, 7/01/36	9,203,979	9,434,224
FHLMC, 2.00%, 11/01/36	11,842,043	12,176,890
FHLMC, 2.00%, 2/25/50	1,291,184	1,299,824
FHLMC, 2.745%, 1/25/26	1,500,000	1,575,415
FHLMC, 2.995%, 12/25/25	1,500,000	1,588,284
FHLMC, 3.062%, 12/25/24	1,500,000	1,575,469
FHLMC, 3.458%, 8/25/23	2,000,000	2,073,799
FHLMC, 3.49%, 1/25/24	2,000,000	2,089,671
FHLMC, 3.50%, 6/01/26	216,968	228,547
FHLMC, 3.50%, 3/15/43	208,685	210,800
FHLMC, 4.00%, 3/01/49	1,167,785	1,264,426

		40,867,436

[b]Federal National Mortgage Association (FNMA) Adjustable Rate 6.6%
FNMA, 0.452%, (1-Month USD LIBOR +/- MBS Margin), 10/25/58	1,761,390	1,785,895

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 0.502%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40	$571,722	$577,756
FNMA, 0.502%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	1,145,894	1,158,139
FNMA, 0.502%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	1,008,032	1,017,794
FNMA, 0.552%, (1-Month USD LIBOR +/- MBS Margin), 9/25/22	2,545,551	2,545,853
FNMA, 0.552%, (1-Month USD LIBOR +/- MBS Margin), 10/25/41	2,202,700	2,232,715
FNMA, 0.552%, (1-Month USD LIBOR +/- MBS Margin), 7/25/49	2,096,731	2,118,776
FNMA, 0.97%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	322	322
FNMA, 1.05%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	668	668
FNMA, 1.194%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	1,995	2,004
FNMA, 1.355%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	1,594	1,600
FNMA, 1.471%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	2,427	2,438
FNMA, 1.479%, (1 Year CMT +/- MBS Margin), 1/01/31	17,077	17,217
FNMA, 1.48%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	1,498	1,502
FNMA, 1.484%, (1 Year CMT +/- MBS Margin), 6/01/40	34,359	35,544
FNMA, 1.484%, (1 Year CMT +/- MBS Margin), 11/01/40	11,547	11,769
FNMA, 1.547%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	3,649	3,769
FNMA, 1.572%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	29,999	30,932
FNMA, 1.583%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	38,291	39,696
FNMA, 1.595%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	2,577	2,657
FNMA, 1.603%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	228,727	237,199
FNMA, 1.615%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,340	3,361
FNMA, 1.623%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	11,729	12,191
FNMA, 1.628%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	7,137	7,417
FNMA, 1.638%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	109,341	112,970
FNMA, 1.643%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	5,205	5,224
FNMA, 1.648%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	82,082	85,295
FNMA, 1.675%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	7,458	7,518
FNMA, 1.675%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	1,208	1,250
FNMA, 1.675%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	4,722	4,920
FNMA, 1.677%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	2,510	2,615
FNMA, 1.678%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	7,043	7,316
FNMA, 1.682%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	2,488	2,583
FNMA, 1.694%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	367	370
FNMA, 1.695%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	5,334	5,502
FNMA, 1.695%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	311,512	324,578
FNMA, 1.714%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	16,843	17,579
FNMA, 1.723%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	10,133	10,548
FNMA, 1.733%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	42,434	44,160
FNMA, 1.748%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	3,072	3,209
FNMA, 1.752%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	9,335	9,721
FNMA, 1.765%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	5,846	6,113
FNMA, 1.775%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	95,411	99,261
FNMA, 1.80%, (1 Year CMT +/- MBS Margin), 11/01/35	16,034	16,700
FNMA, 1.804%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	4,970	4,987
FNMA, 1.811%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	314	317
FNMA, 1.814%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	100,042	103,765
FNMA, 1.817%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	39,546	39,960
FNMA, 1.834%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	1,350	1,355
FNMA, 1.865%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	7,515	7,538
FNMA, 1.877%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	792	796
FNMA, 1.877%, (1 Year CMT +/- MBS Margin), 11/01/35	16,517	17,220
FNMA, 1.88%, (1 Year CMT +/- MBS Margin), 1/01/23	90	90
FNMA, 1.887%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	23,965	25,073

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 1.895%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	$27,061	$27,360
FNMA, 1.899%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	30,788	30,959
FNMA, 1.90%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	292	294
FNMA, 1.90%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	5,105	5,347
FNMA, 1.911%, (1 Year CMT +/- MBS Margin), 10/01/35	108,456	113,277
FNMA, 1.916%, (1 Year CMT +/- MBS Margin), 11/01/35	18,048	18,859
FNMA, 1.918%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	9,931	9,971
FNMA, 1.921%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	51,441	52,080
FNMA, 1.923%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	158,496	165,899
FNMA, 1.925%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	19,200	20,146
FNMA, 1.925%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	25,862	27,166
FNMA, 1.928%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	78,258	82,213
FNMA, 1.933%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	15,966	16,709
FNMA, 1.935%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	217,968	226,764
FNMA, 1.94%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	5,555	5,592
FNMA, 1.94%, (1 Year CMT +/- MBS Margin), 11/01/35	23,243	23,547
FNMA, 1.946%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	283,463	297,460
FNMA, 1.952%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,899	4,918
FNMA, 1.955%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	7,089	7,421
FNMA, 1.96%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	404	410
FNMA, 1.961%, (1 Year CMT +/- MBS Margin), 11/01/35	129,729	130,684
FNMA, 1.963%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	5,954	6,051
FNMA, 1.969%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	231,269	242,814
FNMA, 1.973%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	16,672	16,773
FNMA, 1.977%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	114,384	120,148
FNMA, 1.981%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	375,379	394,370
FNMA, 1.983%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	142,023	144,948
FNMA, 1.997%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	585	587
FNMA, 2.00%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	19,652	19,683
FNMA, 2.00%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	1,858	1,869
FNMA, 2.001%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	22,744	23,982
FNMA, 2.002%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	3,070	3,079
FNMA, 2.002%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	14,308	14,996
FNMA, 2.003%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	37,710	39,208
FNMA, 2.009%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	11,747	12,328
FNMA, 2.012%, (1 Year CMT +/- MBS Margin), 11/01/35	50,671	53,064
FNMA, 2.013%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	20,090	21,034
FNMA, 2.015%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	71,440	71,867
FNMA, 2.017%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	108,819	114,051
FNMA, 2.018%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,506	1,511
FNMA, 2.024%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	961,431	1,010,405
FNMA, 2.026%, (1 Year CMT +/- MBS Margin), 11/01/35	18,959	19,876
FNMA, 2.027%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	112,198	116,721
FNMA, 2.027%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42	1,472,655	1,551,589
FNMA, 2.028%, (1 Year CMT +/- MBS Margin), 11/01/35	38,115	39,960
FNMA, 2.037%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44	1,512,236	1,588,650
FNMA, 2.047%, (12-Month USD LIBOR +/- MBS Margin), 4/01/44	1,691,750	1,777,463
FNMA, 2.059%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	361,288	380,083
FNMA, 2.066%, (11th District COF +/- MBS Margin), 8/01/29	15,194	15,202
FNMA, 2.07%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	4,314	4,536
FNMA, 2.075%, (1 Year CMT +/- MBS Margin), 11/01/35	22,123	23,227
FNMA, 2.075%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	55,382	58,309
FNMA, 2.076%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	769,484	809,470
FNMA, 2.079%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	15,954	16,814

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.089%, (1 Year CMT +/- MBS Margin), 11/01/35	$77,386	$78,192
FNMA, 2.095%, (1 Year CMT +/- MBS Margin), 10/01/35	263,503	276,858
FNMA, 2.105%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	12,699	13,359
FNMA, 2.109%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	140,093	147,334
FNMA, 2.118%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	146,296	153,837
FNMA, 2.123%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	47,199	49,323
FNMA, 2.123%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	45,526	46,364
FNMA, 2.124%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	4,126	4,283
FNMA, 2.127%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	9,661	9,695
FNMA, 2.14%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	73,351	77,264
FNMA, 2.171%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	90,991	92,323
FNMA, 2.177%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	65,550	68,893
FNMA, 2.178%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	36,746	38,173
FNMA, 2.195%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	6,055	6,070
FNMA, 2.195%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	23,250	24,546
FNMA, 2.213%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	78,157	82,511
FNMA, 2.216%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	17,873	17,913
FNMA, 2.226%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	40,258	42,600
FNMA, 2.23%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	3,180	3,186
FNMA, 2.238%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	24,694	26,447
FNMA, 2.26%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	52,223	55,527
FNMA, 2.261%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	21,462	21,548
FNMA, 2.266%, (1 Year CMT +/- MBS Margin), 9/01/36	25,275	26,813
FNMA, 2.268%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	584	586
FNMA, 2.271%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	922	923
FNMA, 2.275%, (1 Year CMT +/- MBS Margin), 10/01/36	37,664	39,855
FNMA, 2.282%, (1 Year CMT +/- MBS Margin), 5/01/36	41,076	43,483
FNMA, 2.288%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	10,012	10,061
FNMA, 2.288%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	27,656	28,129
FNMA, 2.291%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	16,710	16,810
FNMA, 2.297%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	42,127	44,802
FNMA, 2.299%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	4,978	5,032
FNMA, 2.305%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	788,680	838,606
FNMA, 2.307%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	30,630	30,790
FNMA, 2.308%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	1,957	1,958
FNMA, 2.31%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	10,554	10,625
FNMA, 2.313%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	145,389	145,945
FNMA, 2.316%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	55,018	58,501
FNMA, 2.318%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	24,687	26,202
FNMA, 2.32%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	230,889	245,561
FNMA, 2.321%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	46,679	49,653
FNMA, 2.326%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	1,235	1,238
FNMA, 2.328%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	523	525
FNMA, 2.335%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	25,918	26,055
FNMA, 2.335%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	3,805	3,847
FNMA, 2.338%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	68,766	69,759
FNMA, 2.343%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	4,135	4,150
FNMA, 2.347%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	17,371	17,410
FNMA, 2.348%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	29,840	31,781
FNMA, 2.358%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	102,845	109,189
FNMA, 2.372%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	13,405	13,724
FNMA, 2.401%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	12,870	13,665
FNMA, 2.41%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	1,866	1,976
FNMA, 2.415%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	25,410	26,907

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.588%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	$1,266	$1,270
FNMA, 2.606%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	9,363	9,908
FNMA, 2.616%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	1,050	1,056
FNMA, 2.706%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	17,510	18,621
FNMA, 2.822%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	2,509	2,523
FNMA, 3.466%, (11th District COF +/- MBS Margin), 10/01/27	203	206
FNMA, 4.082%, (11th District COF +/- MBS Margin), 8/01/28	15,626	15,998
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	48,223	48,543

		26,176,423

Federal National Mortgage Association (FNMA) Fixed Rate 22.1%
FNMA, 0.785%, 7/25/30	4,869,040	4,701,766
FNMA, 1.75%, 1/25/43	1,276,730	1,283,260
FNMA, 2.00%, 7/01/36	12,014,818	12,315,379
FNMA, 2.00%, 9/01/36	3,129,766	3,208,059
[c]FNMA, 2.00%, 1/15/37	21,400,000	21,913,689
FNMA, 2.50%, 1/01/51	8,674,698	8,861,403
FNMA, 2.50%, 7/01/51	1,146,441	1,171,116
FNMA, 2.50%, 9/01/51	12,020,004	12,288,813
[c]FNMA, 2.50%, 1/15/52	9,300,000	9,488,951
FNMA, 3.00%, 10/25/45	1,709,247	1,753,537
[c]FNMA, 3.00%, 1/15/52	9,106,000	9,434,193
FNMA, 3.50%, 9/01/25	33,398	35,168
FNMA, 3.50%, 10/01/25	303,344	319,459
FNMA, 3.50%, 3/01/26	259,093	272,965
FNMA, 3.50%, 8/01/26	51,298	54,037
FNMA, 3.50%, 8/01/26	24,919	26,259
FNMA, 3.50%, 10/01/26	2,425	2,555
FNMA, 3.50%, 10/01/26	7,217	7,606
FNMA, 3.50%, 10/01/26	1,473	1,552
FNMA, 3.50%, 1/01/27	5,476	5,795
FNMA, 3.50%, 1/01/27	12,585	13,257
FNMA, 3.50%, 1/01/27	343,440	361,797
FNMA, 3.50%, 4/01/27	83,078	87,969
FNMA, 3.50%, 7/01/27	358,166	377,071
FNMA, 3.50%, 5/01/31	94,148	99,155

		88,084,811

[b]Government National Mortgage Association (GNMA) Adjustable Rate 1.3%
GNMA, 0.404%, (1-Month USD LIBOR +/- MBS Margin), 4/20/37	1,740,277	1,743,416
GNMA, 0.434%, (1-Month USD LIBOR +/- MBS Margin), 6/20/41	2,270,180	2,291,553
GNMA, 0.708%, (1-Month USD LIBOR +/- MBS Margin), 1/16/40	1,209,344	1,225,063

		5,260,032

Government National Mortgage Association (GNMA) Fixed Rate 2.9%
GNMA, 2.50%, 9/20/27	912,983	926,212
[c]GNMA, 2.50%, 1/15/52	6,300,000	6,452,079
GNMA, 3.00%, 8/20/51	4,104,033	4,259,549

		11,637,840

Total Mortgage-Backed Securities (Cost $294,747,927)		293,859,790

Total Investments before Short Term Investments (Cost $426,410,459)		424,725,332

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Shares	Value

Short Term Investments (Cost $13,833,920) 3.5%

Money Market Funds 3.5%
[d,e]Institutional Fiduciary Trust Money Market Portfolio, 0.01%	13,833,920	$13,833,920

Total Investments (Cost $440,244,379) 109.8%		438,559,252
Other Assets, less Liabilities (9.8)%		(39,069,016)

Net Assets 100.0%		$399,490,236

[a]The coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

[b]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

[c]Security purchased on a to-be-announced (TBA) basis.

[d]The rate shown is the annualized seven-day effective yield at period end.

[e]See Note 5 regarding investments in affiliated management investment companies.

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts

U.S. Treasury 5 Yr. Note	Long	33	$3,992,227	3/31/22	$17,547

U.S. Treasury 10 Yr. Note	Short	237	30,921,094	3/22/22	(364,697)

U.S. Treasury 10 Yr. Ultra	Short	65	9,518,437	3/22/22	(57,387)

U.S. Treasury Long Bond	Short	66	10,588,875	3/22/22	(146,531)

U.S. Treasury Ultra Bond	Short	4	788,500	3/22/22	(15,256)

Total Futures Contracts					$(566,324)

* As of period end.

Abbreviations

Selected Portfolio
CMT	Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty Short Duration U.S. Government ETF (Fund) is included in this report. The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$ 6,687,494	$ 133,274,798	$ (126,128,372)	$ -	$ -	$13,833,920	13,833,920	$ 1,869

6. NOVEL CORONAVIRUS PANDEMIC

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$ –	$ 130,865,542	$ –	$ 130,865,542
Mortgage-Backed Securities	–	293,859,790	–	293,859,790
Short Term Investments	13,833,920	–	–	13,833,920
Total Investments in Securities	$ 13,833,920	$ 424,725,332	$ –	$ 438,559,252

Other Financial Instruments:
Futures Contracts	$ 17,547	$ –	$ –	$ 17,547

Liabilities:
Other Financial Instruments:
Futures Contracts	$ 583,871	$ –	$ –	$ 583,871

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.